Financial Instruments and Risk Management (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial risk management [text block] [Abstract]
Exchange rate, percentage	10.00%
Net Loss	$ 220,000	$ 148,000	$ 71,000